Net Defined Benefit Liabilities - Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ (9,438)		₩ (6,308)	₩ (11,116)
Actuarial gains and losses	(55,703)		(11,676)	(64,083)
Income tax effect	18,638		4,949	20,676
Effect of exchange differences	993		(399)	0
Remeasurements after income tax expense	₩ (45,510)	$ (38,389)	₩ (13,434)	₩ (54,523)